Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets (CHF million)
Loans	272,551	247,054
Financial liabilities (CHF million)
Due to banks and deposits	395,067	356,197
Short-term borrowings	25,921	20,193
Long-term debt	177,898	130,042
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	63,435
Loans	245,866	223,902
Other financial assets	148,473	142,656
Financial liabilities (CHF million)
Due to banks and deposits	390,984	351,476
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,061	14,140
Long-term debt	96,732	66,673
Other financial liabilities	85,066	96,611
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	80,520	72,134
Financial liabilities (CHF million)
Due to banks and deposits	217,482	212,418
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	15	1,129
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	62,891
Loans	248,969	225,641
Other financial assets	66,714	69,310
Financial liabilities (CHF million)
Due to banks and deposits	173,501	138,980
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,064	14,148
Long-term debt	97,105	64,043
Other financial liabilities	84,336	94,414
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	544
Loans	3,678	3,940
Other financial assets	1,579	1,568
Financial liabilities (CHF million)
Due to banks and deposits	0	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,201	3,774
Other financial liabilities	586	1,085
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	63,435
Loans	252,647	229,581
Other financial assets	148,813	143,012
Financial liabilities (CHF million)
Due to banks and deposits	390,983	351,407
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,064	14,148
Long-term debt	98,306	67,817
Other financial liabilities	84,937	96,628
Bank
Financial assets (CHF million)
Loans	255,928	231,157
Financial liabilities (CHF million)
Due to banks and deposits	384,075	344,825
Short-term borrowings	25,921	20,193
Long-term debt	172,947	126,741
Bank | Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	63,426
Loans	230,340	209,070
Other financial assets	149,925	143,831
Financial liabilities (CHF million)
Due to banks and deposits	379,992	340,104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,061	14,140
Long-term debt	92,687	64,279
Other financial liabilities	84,874	96,655
Bank | Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	79,170	71,522
Financial liabilities (CHF million)
Due to banks and deposits	208,759	203,960
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	15	1,128
Bank | Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	62,882
Loans	232,271	209,821
Other financial assets	69,554	71,134
Financial liabilities (CHF million)
Due to banks and deposits	171,230	136,064
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,064	14,148
Long-term debt	92,908	61,518
Other financial liabilities	84,146	94,458
Bank | Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	544
Loans	3,678	3,940
Other financial assets	1,482	1,473
Financial liabilities (CHF million)
Due to banks and deposits	0	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,201	3,774
Other financial liabilities	585	1,085
Bank | Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	63,426
Loans	235,949	213,761
Other financial assets	150,206	144,129
Financial liabilities (CHF million)
Due to banks and deposits	379,989	340,033
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	17,928
Short-term borrowings	22,064	14,148
Long-term debt	94,109	65,292
Other financial liabilities	84,746	96,671